Other Noncurrent Assets (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Other noncurrent assets
Funded employee benefit costs	$ 137,299	$ 137,515
Deferred costs	71,089	94,546
Long term accounts receivable - unbilled	17,198	32,657
Prepaid expense	10,344	31,894
Other	79,986	45,913
Other noncurrent assets	$ 315,916	$ 342,525